Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Aug. 28, 2015	Jun. 30, 2015	Mar. 31, 2015	Jan. 22, 2015
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 10,195	$ 10,743	$ 10,042	$ 10,154	$ 10,370	$ 9,593	$ 9,950	$ 10,105	$ 9,810	$ 9,383	$ 10,083	$ 10,991	$ 11,713	$ 11,792	$ 11,897	$ 11,743	$ 12,291	$ 11,900	$ 11,592	$ 11,219	$ 11,256	$ 11,202	$ 11,122	$ 10,768	$ 10,536	$ 10,411	$ 10,508	$ 10,809	$ 10,664	$ 10,550	$ 10,367	$ 10,104	$ 9,929	$ 10,684	$ 10,598	$ 10,300	$ 9,726	$ 9,817		$ 9,734	$ 9,850	$ 10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	10,195	10,743	10,042	10,154	10,370	9,593	9,950	10,105	9,810	9,383	10,083	10,991	11,713	11,792	11,897	11,743	12,291	11,900	11,592	11,219	11,256	11,202	11,122	10,768	10,536	10,411	10,508	10,809	10,664	10,550	10,367	10,104	9,929	10,684	10,598	10,300	9,726	9,817		9,734	9,850	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	520,975	548,990	513,157	518,887	529,926	490,216	508,450	516,350	501,278	479,470	515,250	561,655	598,530	602,582	607,952	600,076	628,094	608,120	592,355	573,318	575,198	572,420	568,357	550,229	538,375	532,004	536,964	552,331	544,913	539,107	529,764	516,329	507,392	545,978	541,556	526,344	497,024	501,660	$ 500,000
ICE BofA Global High Yield Index Hedged to USD
Account Value [Line Items]
Account Value	16,665	16,574	15,785	15,554	15,237	14,274	14,143	13,918	13,471	12,797	12,925	14,354	15,188	15,236	15,204	14,845	14,740	13,828	13,283	11,955	13,826	13,437	13,269	12,903	12,071	12,492	12,216	12,233	12,306	12,234	11,964	11,721	11,393	11,202	10,647	10,121	9,803	9,868		10,333	10,272	10,000
ICE BofA Global High Yield Index Hedged to USD
Account Value [Line Items]
Account Value	16,665	16,574	15,785	15,554	15,237	14,274	14,143	13,918	13,471	12,797	12,925	14,354	15,188	15,236	15,204	14,845	14,740	13,828	13,283	11,955	13,826	13,437	13,269	12,903	12,071	12,492	12,216	12,233	12,306	12,234	11,964	11,721	11,393	11,202	10,647	10,121	9,803	9,868		$ 10,333	$ 10,272	$ 10,000
ICE BofA Global High Yield Index Hedged to USD
Account Value [Line Items]
Account Value	$ 823,046	$ 818,551	$ 779,570	$ 768,143	$ 752,511	$ 704,935	$ 698,489	$ 687,388	$ 665,285	$ 632,029	$ 638,328	$ 708,885	$ 750,081	$ 752,468	$ 750,872	$ 733,147	$ 727,953	$ 682,948	$ 656,014	$ 590,422	$ 682,845	$ 663,611	$ 655,306	$ 637,220	$ 596,176	$ 616,950	$ 603,297	$ 604,145	$ 607,751	$ 604,210	$ 590,885	$ 578,872	$ 562,644	$ 553,235	$ 525,813	$ 499,863	$ 484,164	$ 487,372	$ 500,000